SCHEDULE OF FAIR VALUE OF PLAN ASSETS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Total	$ 9,740	$ 9,422	$ 11,576
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	9,740	9,422
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	234	302
Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,468	3,185
Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,493	2,535
Pension Plan [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,328	2,186
Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,217	1,214
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	6,195	6,022
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	234	302
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,468	3,185
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,493	2,535
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,545	3,400
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,328	2,186
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,217	1,214
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member] | Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total